Impairment - Additional Information (Detail) R$ in Millions, $ in Millions		3 Months Ended												12 Months Ended
	Sep. 30, 2016 USD ($)	Dec. 31, 2018 USD ($) Rate	Sep. 30, 2018 Rate	Jun. 30, 2018 Rate	Mar. 31, 2018 Rate	Dec. 31, 2017 Rate	Sep. 30, 2017 Rate	Jun. 30, 2017 USD ($) Rate	Mar. 31, 2017 Rate	Dec. 31, 2016 USD ($) Rate	Sep. 30, 2016 Rate	Jun. 30, 2016 Rate	Mar. 31, 2016 Rate	Dec. 31, 2018 USD ($) Rate	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) Vessel	Dec. 31, 2018 BRL (R$)	Dec. 31, 2015
Disclosure of impairment loss and reversal of impairment loss [line items]
Sensitivity test assumptions for impairment of Property,plant and equipment an intangible assets														The estimated useful life of the asset or assets grouped into the CGU, based on the expected use of those assets, considering the Company's maintenance policy; Assumptions and financial budgets/forecasts approved by management for the period corresponding to the expected life cycle of each different business; and
Impairment (losses) / reversals														$ 2,005	$ 1,191	$ 6,193
Cash projections description														The basis for estimates of cash flow projections includes projections covering a period of 5 to 12 years, zero-growth rate perpetuity, budgets, forecasts and assumptions approved by management and a pre-tax discount rate derived from the WACC or the Capital Asset Pricing Model (CAPM), when applicable.
Estimated average exchange rate | Rate		3.81	3.95	3.61	3.24	3.25	3.16	3.22	3.15	3.29	3.25	3.51	3.91
Ecovix And Enseada [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Allowance for imapairment																689
Advances to suppliers from escrow accounts										$ 352						352
Debt assumption										337						337
Rio Grande Shipyard [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Wrote off of capitalized costs																155
Other investments										146						146
Impairment charges [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals										$ 593
Biofuels [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses on equity-method investments																182
Guarani SA [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals																178
Nova Fronteira SA [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge																30
Braskem S.A. [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Amount of investment		$ 3,421												$ 3,421
Impairment losses recognized														$ 0
% Post-tax discount rate (excluding inflation) p.a.		960000000.00%				960000000.00%								960000000.00%	960000000.00%		960000000.00%
Braskem S.A. [member] | Common Stock 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage of investments														47.00%
Percentage of investments														3.00%
Braskem S.A. [member] | Preferred stock 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage of investments														22.00%
Logum, Belm Bioenergia Brasil and Refinaria de Petrleo Riograndense [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses on equity-method investments															$ 20
Natural Gas Distributors [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
% Post-tax discount rate (excluding inflation) p.a.		580000000.00%				590000000.00%								580000000.00%	590000000.00%		580000000.00%
POGBV and Riograndense refinery [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														$ 28
Roncador field [member] | Classification of assets as held for sale [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														$ 115	$ 355
Percentage of interest sold														10.00%	25.00%
Non-current assets held for sale [member] | Classification of assets as held for sale [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals																556
Suape Petrochemical Complex [member] | Classification of assets as held for sale [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals																435
Petrobras Chile distribucin [member] | Classification of assets as held for sale [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals																82
Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Cash flow projections covering period														5 years
Estimated average exchange rate | Rate														3.64
Bottom of range [member] | Events After Reporting Period [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Average Brent crude oil price | R$																	R$ 66
Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Cash flow projections covering period														12 years
Estimated average exchange rate | Rate														3.37
Top of range [member] | Events After Reporting Period [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Average Brent crude oil price | R$																	R$ 73
Producing properties relating to oil and gas activities in brazil several CGUs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														$ 524	$ (870)	$ 2,268
Post tax discount rate		7.40%								9.10%				7.40%		9.10%	7.40%
Producing properties relating to oil and gas activities in brazil several CGUs [member] | North Group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals																$ 1,178
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Ceara Mar Group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals																210
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Guaricema [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals																126
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Dourado [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals																88
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Maromba [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals																86
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Papa Terra [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals																72
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Trilha [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals																69
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Urugua Group [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals																62
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Pampo [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals																67
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Frade [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals																65
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Badejo [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals																56
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Bicudo [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals																49
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Riachuelo [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals																44
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Fazenda Balsamo [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals																41
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Agua Grande Group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals																31
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Bijupira and Salema [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals																82
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														$ 530	1,733
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | North Group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals															912
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Ceara Mar Group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														50
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Bijupira and Salema Group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														13
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Papa Terra [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals															(122)
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Urugua Group [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														151	(100)
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Pampo [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals															(91)
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Riachuelo [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals															(40)
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Fazenda Balsamo [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals															(26)
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Agua Grande Group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals																(415)
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Espadarte [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals															(125)
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Fazenda Alegre group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals															(45)
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Cidade de So Mateus group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals															(44)
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Fazenda Imb group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals															(28)
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Peroa group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals															(25)
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Sao Mateus group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals															(19)
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Riacho da Forquilha [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals															(18)
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Cvit group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														158
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Miranga group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														16
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Fazenda Belem group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														13
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Dom Joao [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														23
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														1,054	863
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Ceara Mar Group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals															95
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Guaricema [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														92
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Papa Terra [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														35
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Frade [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														39	40
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Bicudo [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														83
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Piranema [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														93	227
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Salgo [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals															104
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Cvit group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals															63
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Miranga group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals															59
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Fazenda Belem group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals															49
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Dom Joao [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals															27
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Candeias [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals															18
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Camorim [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														140
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Linguado [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														139
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Jurna [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														91
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Caioba [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														61
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Pper 1 group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														49
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Garoupinha [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														39
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Castanhal [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														36
Second refining unit in RNEST [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														$ 22	$ 464	$ 780
Post tax discount rate		7.30%				7.70%				8.70%				7.30%	7.70%	8.70%	7.30%	8.10%
Oil and gas production and drilling equipment in brazil [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														$ 197	$ 363	$ 854
Post tax discount rate										9.90%						9.90%
Ceased operation of single buoy mooring														172
Lower fair value of certain equipment not be committed to other projects														24	127
Decommissioning of crane and launch ferry															114
Hibernation of equipment															125
Oil and gas producing properties abroad [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														715	$ 128	$ 128
Post tax discount rate						5.70%				5.50%					5.70%	5.50%
Araucria fertilizers plant [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals								$ 70							$ 70	$ 140
Post tax discount rate								6.60%		7.80%						7.80%		6.60%
Recognition of impairment losses, description																(i) the use of a higher discount rate, (ii) the appreciation of Brazilian Real against the U.S. Dollar and (iii) an increase in estimated production costs.
Comperj [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														$ 47	51	$ 403
Saupe petrochemical complex [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals	$ 619
Post tax discount rate		7.50%												7.50%			7.50%
Transpetro's fleet of vessels [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														$ 428		$ 244
Number of construction vessels | Vessel																5,000,000
Transpetro's fleet of vessels [member] | Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Post tax discount rate		3.80%								4.53%				3.80%		4.53%	3.80%	3.92%
Transpetro's fleet of vessels [member] | Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Post tax discount rate		6.60%								9.97%				6.60%		9.97%	6.60%	8.92%
Fertilizer plant UFN III [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														$ 114	412	$ 153
Post tax discount rate										8.30%						8.30%
Recognition of impairment losses, description																(i) the use of a higher discount rate, (ii) the appreciation of the Brazilian Real against the US Dollar.
Panamax vessels - Transpetro [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals															112
Conecta and DGM [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														38	$ 38
GASFOR II [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														$ 59